Impairment (Tables)	12 Months Ended
Dec. 31, 2022
Impairment and Reversal of Impairment and Goodwill [Abstract]
Summary Of Impairment Expense	The Company's impairment expense in respect of the following CGUs for the year ended December 31, 2022 were as follows:

	2022	2021
Dolores impairment expense	$99,064	$—

Summary Of Price Assumptions In Impairment Assessment	The metal price assumptions used in the impairment assessment were the following:

	At June 30, 2022
	2022-2025 Average	2026 and long-term
Gold (per ounce)	$1,802	$1,651
Silver (per ounce)	23.56	21.77